Consolidated Statements of Changes in Equity - USD ($)	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from sharebased payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 11,734,000	$ 210,495,000	$ (3,490,000)	$ (88,000)	$ 5,505,000	$ 348,000	$ (48,484,000)	$ 176,020,000
Net income							3,226,000	3,226,000
Other comprehensive income (loss)				(10,000)		(30,000)		(40,000)
Total comprehensive income (loss)				(10,000)		(30,000)	3,226,000	3,186,000
Issuance of ordinary shares, net of issuance cost net	3,283,000	54,948,000						58,231,000
Exercise and forfeiture of share-based payment into shares	3,000	257,000			(257,000)			3,000
Cost of share-based payment					950,000			950,000
Balance at Sep. 30, 2023	15,020,000	265,700,000	(3,490,000)	(98,000)	6,198,000	318,000	(45,258,000)	238,390,000
Balance at Dec. 31, 2022	11,734,000	210,495,000	(3,490,000)	(88,000)	5,505,000	348,000	(48,484,000)	176,020,000
Net income							8,284,000	8,284,000
Other comprehensive income (loss)				228,000		(73,000)		155,000
Total comprehensive income (loss)				228,000		(73,000)	8,284,000	8,439,000
Issuance of ordinary shares, net of issuance cost net	3,283,000	54,948,000						58,231,000
Exercise and forfeiture of share-based payment into shares	4,000	405,000			(405,000)			4,000
Cost of share-based payment					1,327,000			1,327,000
Balance at Dec. 31, 2023	15,021,000	265,848,000	(3,490,000)	140,000	6,427,000	275,000	(40,200,000)	244,021,000
Balance at Jun. 30, 2023	11,737,000	210,727,000	(3,490,000)	(67,000)	5,902,000	424,000	(48,481,000)	176,752,000
Net income							3,223,000	3,223,000
Other comprehensive income (loss)				(31,000)		(106,000)		(137,000)
Total comprehensive income (loss)				(31,000)		(106,000)	3,223,000	3,086,000
Issuance of ordinary shares, net of issuance cost net	3,283,000	54,948,000						58,231,000
Exercise and forfeiture of share-based payment into shares	310	25,000			(25,000)			310
Cost of share-based payment					321,000			321,000
Balance at Sep. 30, 2023	15,020,000	265,700,000	(3,490,000)	(98,000)	6,198,000	318,000	(45,258,000)	238,390,000
Balance at Dec. 31, 2023	15,021,000	265,848,000	(3,490,000)	140,000	6,427,000	275,000	(40,200,000)	244,021,000
Net income							10,654,000	10,654,000
Other comprehensive income (loss)				(124,000)		8,000		(116,000)
Total comprehensive income (loss)				(124,000)		8,000	10,654,000	10,538,000
Exercise and forfeiture of share-based payment into shares	3,000	740,000			(740,000)			3,000
Cost of share-based payment					707,000			707,000
Balance at Sep. 30, 2024	15,024,000	266,588,000	(3,490,000)	16,000	6,394,000	283,000	(29,546,000)	255,269,000
Balance at Jun. 30, 2024	15,023,000	266,313,000	(3,490,000)	(12,000)	6,444,000	283,000	(33,409,000)	251,152,000
Net income							3,863,000	3,863,000
Other comprehensive income (loss)				28,000				28,000
Total comprehensive income (loss)				28,000			3,863,000	3,891,000
Exercise and forfeiture of share-based payment into shares	1,000	275,000			(275,000)			1,000
Cost of share-based payment					225,000			225,000
Balance at Sep. 30, 2024	$ 15,024,000	$ 266,588,000	$ (3,490,000)	$ 16,000	$ 6,394,000	$ 283,000	$ (29,546,000)	$ 255,269,000